Note 4 - Accrued Liabilities (Tables)	3 Months Ended
Mar. 31, 2019
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	As of December 31,		As of March 31,
	2017	2018	2019
			(unaudited)
Payroll and related expenses	$273	$241	$390
Accrued term loan final payment	197	421	501
Accrued clinical trial expense	654	—	17
Professional fees and other costs	34	195	285
Total accrued liabilities	$1,158	$857	$1,193